Property, Plant and Equipment - Components of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Capitalized interest	$ 3.2	$ 1.7
Net book value of disposals	16.4
Net book value of disposals, usage of replacement parts	10.9
Net book value of disposals, impairment charges	3.5
Net book value of disposals, disposal of assets no longer in use	$ 2.0